MANAGED ACCOUNT SERIES
MID CAP VALUE OPPORTUNITIES PORTFOLIO
(the “Portfolio”)

SUPPLEMENT DATED MARCH 31, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED AUGUST 27, 2008

Effective immediately, the following changes are made to the Portfolio’s Statement of Additional Information:

All references to R. Elise Baum, CFA as the Portfolio’s portfolio manager are deleted and replaced with information about John Coyle, CFA and Murali Balaraman, CFA.

The section entitled “Management and Advisory Arrangements” beginning on page I-14 is revised as set forth below.

The last sentence of the paragraph under the subsection entitled “Information Regarding the Portfolio Managers” on page I-15 is deleted in its entirety and replaced with the following:

The Portfolio is managed by a team of financial professionals. John Coyle, CFA and Murali Balaraman, CFA are the co-portfolio managers and are jointly and primarily responsible for the day-to-day management of the Portfolio.

The subsection entitled “Information Regarding the Portfolio Managers — Other Portfolios and Accounts Managed” on page I-16 is revised to delete information provided for R. Elise Baum and to replace the information provided for John Coyle and Murali Balaraman with the following:

The following table sets forth information about funds and accounts other than Global SmallCap Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 17, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

John Coyle	5	2	2	0	0	0
	$1.846 billion	$146.1 million	$10.03 million	$0	$0	$0

Murali Balaraman	5	2	2	0	0	0
	$1.846 billion	$146.1 million	$10.03 million	$0	$0	$0

The following table sets forth information about funds and accounts other than Mid Cap Value Opportunities Portfolio for which the Portfolio’s portfolio managers are primarily responsible for the day-to-day portfolio management as of March 17, 2009.

	Number of Other Accounts Managed and Assets by Account Type			Number of Other Accounts and Assets for Which Advisory Fee is Performance-Based

Name of Portfolio Manager	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

John Coyle	5	2	2	0	0	0
	$1.851 billion	$146.1 million	$10.03 million	$0	$0	$0

Murali Balaraman	5	2	2	0	0	0
	$1.851 billion	$146.1 million	$10.03 million	$0	$0	$0

The subsection entitled “Fund Ownership” on page I-19 is revised to delete the information with respect to R. Elise Baum and to add the following information with respect to the Portfolio:

Portfolio Manager	Fund	Dollar Range
John Coyle	Mid Cap Value Opportunities Portfolio	None
Murali Balaraman	Mid Cap Value Opportunities Portfolio	None

Code # 19167-0808-SUP